Schedule of cemig's principal balances and transactions with related parties (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets 1 [Member]
IfrsStatementLineItems [Line Items]
Receivables from customers and traders (1)	R$ 167	R$ 335
Accounts Receivable – AFAC (2)	13	12
Transactions with energy (4)	8	2
Adjustment for losses (5)
Transactions with energy (4)
Provision of services (6)	1
Transactions with energy (4)
Provision of services (6)
Transactions with energy (4)	2
Transactions with energy (4)
Transactions with energy (4)
Interest on Equity, and dividends		3
Transactions with energy (4)	1
Interest on Equity, and dividends	7
Transactions with energy (4)
Provision of services (6)
Adjustment for losses (8)
Provision of services (9)
Cash and cash equivalents	81	171
Marketable securities	1,707	3,356
Marketable securities	351	755
Post-employment obligations (10)
Supplementary pension contributions – Defined contribution plan (11)
Administrative running costs (12)
Operating leasing (13)	170	167
Post-employment obligations (10)
Operating leasing (13)
Health Plan and Dental Plan (14)
Health Plan and Dental Plan (14)
Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Receivables from customers and traders (1)
Accounts Receivable – AFAC (2)
Transactions with energy (4)	13	92
Adjustment for losses (5)	162
Transactions with energy (4)	17	14
Provision of services (6)
Transactions with energy (4)	1	1
Provision of services (6)
Transactions with energy (4)	35	25
Transactions with energy (4)	3	2
Transactions with energy (4)	3	3
Interest on Equity, and dividends
Transactions with energy (4)	1
Interest on Equity, and dividends
Transactions with energy (4)	10	8
Provision of services (6)
Adjustment for losses (8)	21	30
Provision of services (9)		4
Cash and cash equivalents
Marketable securities
Marketable securities
Post-employment obligations (10)	181	159
Supplementary pension contributions – Defined contribution plan (11)
Administrative running costs (12)
Operating leasing (13)	24	22
Post-employment obligations (10)	2,490	2,750
Operating leasing (13)	163	156
Health Plan and Dental Plan (14)	184	154
Health Plan and Dental Plan (14)	3,350	3,226
Revenue 1 [Member]
IfrsStatementLineItems [Line Items]
Receivables from customers and traders (1)	107	127	R$ 166
Accounts Receivable – AFAC (2)	2	27	17
Transactions with energy (4)	95	35
Adjustment for losses (5)
Transactions with energy (4)	53	42	40
Provision of services (6)	5	8	7
Transactions with energy (4)
Provision of services (6)	1	1	1
Transactions with energy (4)	26	28	22
Transactions with energy (4)
Transactions with energy (4)
Interest on Equity, and dividends
Transactions with energy (4)	6	5	5
Interest on Equity, and dividends
Transactions with energy (4)
Provision of services (6)	1	1	1
Adjustment for losses (8)
Provision of services (9)
Cash and cash equivalents
Marketable securities	28	33	8
Marketable securities
Post-employment obligations (10)
Supplementary pension contributions – Defined contribution plan (11)
Administrative running costs (12)
Operating leasing (13)
Post-employment obligations (10)
Operating leasing (13)
Health Plan and Dental Plan (14)
Health Plan and Dental Plan (14)
Expenses 1 [Member]
IfrsStatementLineItems [Line Items]
Receivables from customers and traders (1)
Accounts Receivable – AFAC (2)
Transactions with energy (4)	(1,731)	(1,200)
Adjustment for losses (5)	(162)
Transactions with energy (4)	(196)	(174)	(166)
Provision of services (6)
Transactions with energy (4)	(9)	(8)	(8)
Provision of services (6)
Transactions with energy (4)	(336)	(265)	(228)
Transactions with energy (4)	(28)	(23)	(21)
Transactions with energy (4)	(37)	(26)	(19)
Interest on Equity, and dividends
Transactions with energy (4)	(5)	(5)	(5)
Interest on Equity, and dividends
Transactions with energy (4)	(123)	(100)	(96)
Provision of services (6)
Adjustment for losses (8)
Provision of services (9)
Cash and cash equivalents
Marketable securities
Marketable securities
Post-employment obligations (10)	(201)	(206)	(197)
Supplementary pension contributions – Defined contribution plan (11)	(77)	(77)	(78)
Administrative running costs (12)	(32)	(30)	(30)
Operating leasing (13)	(29)	(42)	(55)
Post-employment obligations (10)
Operating leasing (13)
Health Plan and Dental Plan (14)	(257)	(241)	(227)
Health Plan and Dental Plan (14)